SCHEDULE OF INVESTMENTS
Balanced (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Integrated Telecommunication Services – 1.2%
Verizon Communications, Inc.	65	$3,944

Interactive Home Entertainment – 1.5%
Electronic Arts, Inc.(A)	50	4,928

Interactive Media & Services – 3.0%
Alphabet, Inc., Class A(A)	4	5,211
Facebook, Inc., Class A(A)	26	4,649

		9,860

Movies & Entertainment – 0.9%
Walt Disney Co. (The)	22	2,821

Total Communication Services - 6.6%		21,553

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.6%
V.F. Corp.	20	1,803

Casinos & Gaming – 1.7%
Las Vegas Sands, Inc.	98	5,666

Home Improvement Retail – 1.6%
Lowe’s Co., Inc.	48	5,281

Restaurants – 1.2%
Domino’s Pizza, Inc.	16	3,932

Total Consumer Discretionary - 5.1%		16,682

Consumer Staples
Distillers & Vintners – 1.5%
Constellation Brands, Inc.	24	4,955

Packaged Foods & Meats – 1.9%
General Mills, Inc.	114	6,292

Tobacco – 1.6%
Philip Morris International, Inc.	68	5,182

Total Consumer Staples - 5.0%		16,429

Energy
Integrated Oil & Gas – 2.1%
Chevron Corp.	33	3,928
Hess Corp.	52	3,136

		7,064

Oil & Gas Equipment & Services – 0.3%
Core Laboratories N.V.	18	850

Oil & Gas Exploration & Production – 0.7%
Canadian Natural Resources Ltd.	91	2,430

Oil & Gas Storage & Transportation – 1.2%
Enterprise Products Partners L.P.	138	3,936

Total Energy - 4.3%		14,280

Financials
Asset Management & Custody Banks – 0.9%
Blackstone Group, Inc. (The), Class A	62	3,052

Diversified Banks – 2.3%
Northern Trust Corp.	43	4,016
U.S. Bancorp	63	3,488

		7,504

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The)	21	4,439

Multi-Sector Holdings – 1.2%
Berkshire Hathaway, Inc., Class B(A)	20	4,080

Other Diversified Financial Services – 1.7%
JPMorgan Chase & Co.	47	5,551

Regional Banks – 1.7%
PNC Financial Services Group, Inc. (The)	39	5,492

Total Financials - 9.2%		30,118

Health Care
Biotechnology – 0.7%
Biogen, Inc.(A)	10	2,347

Health Care Equipment – 1.9%
Zimmer Holdings, Inc.	44	6,037

Health Care Technology – 0.8%
Cerner Corp.	36	2,463

Managed Health Care – 1.1%
Anthem, Inc.	15	3,588

Pharmaceuticals – 2.3%
GlaxoSmithKline plc ADR	100	4,257
Jazz Pharmaceuticals plc(A)	15	1,938
Pfizer, Inc.	41	1,466

		7,661

Total Health Care - 6.8%		22,096

Industrials
Aerospace & Defense – 2.0%
Boeing Co. (The)	17	6,361

Agricultural & Farm Machinery – 1.2%
Deere & Co.	23	3,941

Airlines – 0.8%
Delta Air Lines, Inc.	44	2,547

Electrical Components & Equipment – 1.2%
Emerson Electric Co.	60	4,040

Railroads – 1.8%
Union Pacific Corp.	36	5,827

Trucking – 1.4%
Knight Transportation, Inc.	123	4,450

Total Industrials - 8.4%		27,166

Information Technology
Application Software – 1.7%
Autodesk, Inc.(A)	37	5,504

Communications Equipment – 1.7%
Arista Networks, Inc.(A)	7	1,713
Cisco Systems, Inc.	77	3,811

		5,524

Data Processing & Outsourced Services – 1.5%
Fiserv, Inc.(A)	48	4,942

Electronic Manufacturing Services – 1.1%
IPG Photonics Corp.(A)	26	3,504

Semiconductors – 5.7%
Infineon Technologies AG ADR	176	3,162
Intel Corp.	97	5,000
Micron Technology, Inc.(A)	114	4,904
QUALCOMM, Inc.	76	5,785

		18,851

Systems Software – 1.9%
Microsoft Corp.	44	6,166

Technology Hardware, Storage & Peripherals – 1.5%
Apple, Inc.	21	4,787

Total Information Technology - 15.1%		49,278

Materials
Commodity Chemicals – 1.3%
LyondellBasell Industries N.V., Class A	47	4,234

Specialty Chemicals – 1.9%
PPG Industries, Inc.	52	6,104

Total Materials - 3.2%		10,338

TOTAL COMMON STOCKS – 63.7%		$207,940

(Cost: $185,792)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Cable & Satellite – 0.3%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
4.250%, 10-15-30	$450	512
4.700%, 10-15-48	450	552

		1,064

Total Communication Services - 0.3%		1,064

Consumer Discretionary
Casinos & Gaming – 0.1%
Las Vegas Sands Corp., 3.500%, 8-18-26	350	356

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc., 2.800%, 8-22-24	1,000	1,040

Total Consumer Discretionary - 0.4%		1,396

Consumer Staples
Household Products – 0.9%
Colgate-Palmolive Co., 3.700%, 8-1-47	2,500	2,907

Tobacco – 0.2%
BAT International Finance plc, 2.750%, 6-15-20(B)	600	602

Total Consumer Staples - 1.1%		3,509

Energy
Oil & Gas Drilling – 0.7%
Nabors Industries Ltd., Convertible, 0.750%, 1-15-24	3,600	2,296

Oil & Gas Storage & Transportation – 0.6%
Colorado Interstate Gas Co., 4.150%, 8-15-26(B)	800	841
Williams Partners L.P., 3.600%, 3-15-22	1,000	1,027

		1,868

Total Energy - 1.3%		4,164

Financials
Consumer Finance – 0.3%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	250	254
3.700%, 5-9-23	150	154
Hyundai Capital America, 2.550%, 4-3-20(B)	500	500

		908

Diversified Banks – 0.5%
HSBC Holdings plc, 3.400%, 3-8-21	625	635
ING Bank N.V., 2.500%, 10-1-19(B)	500	500
U.S. Bancorp, 3.100%, 4-27-26	400	415

		1,550

Investment Banking & Brokerage – 0.8%
Credit Suisse Group Funding (Guernsey) Ltd., 2.750%, 3-26-20	500	501
Goldman Sachs Group, Inc. (The), 2.905%, 7-24-23	2,000	2,028
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 388.4 bps), 6.607%, 12-29-49(C)	179	180

		2,709

Life & Health Insurance – 0.6%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(B)	1,000	1,068
Sumitomo Life Insurance Co., 4.000%, 9-14-77(B)(D)	1,000	1,039

		2,107

Multi-Line Insurance – 0.1%
Aon plc (GTD by Aon Corp.), 2.800%, 3-15-21	500	504

Other Diversified Financial Services – 0.7%
Citigroup, Inc.:
5.950%, 12-29-49	150	153
6.250%, 12-29-49	750	836
JPMorgan Chase & Co.,
5.300%, 11-1-65	250	252
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps), 5.639%, 1-1-63(C)	750	750

JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 5.736%, 4-29-49(C)	285	286

		2,277

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 2.200%, 3-15-21	200	201

Regional Banks – 0.3%
PNC Bank N.A., 3.250%, 6-1-25 600 628
SunTrust Banks, Inc., 5.625%, 12-29-49	400	400

		1,028

Total Financials - 3.4%		11,284

Health Care
Biotechnology – 0.3%
Amgen, Inc., 2.125%, 5-1-20	1,000	1,000

Health Care Equipment – 0.1%
Zimmer Holdings, Inc., 2.700%, 4-1-20	350	350

Health Care Supplies – 0.3%
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9-23-23	1,000	1,020

Pharmaceuticals – 0.9%
Celgene Corp., 3.450%, 11-15-27	500	531
Forest Laboratories, Inc., 5.000%, 12-15-21(B)	1,258	1,322
Johnson & Johnson, 3.400%, 1-15-38	1,000	1,082

		2,935

Total Health Care - 1.6%		5,305

Industrials
Aerospace & Defense – 0.8%
Huntington Ingalls Industries, Inc., 3.483%, 12-1-27	1,000	1,039
Northrop Grumman Corp., 3.250%, 1-15-28	1,500	1,575

		2,614

Airlines – 0.1%
Southwest Airlines Co., 2.650%, 11-5-20	375	377

Environmental & Facilities Services – 0.3%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11-15-27	1,000	1,053

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V., 2.350%, 5-15-20	291	291

Total Industrials - 1.3%		4,335

Information Technology
Electronic Equipment & Instruments – 0.1%
Keysight Technologies, Inc., 4.600%, 4-6-27	500	550

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc., 3.200%, 5-11-27	1,000	1,060

Total Information Technology -0.4%		1,610

Materials
Diversified Metals & Mining – 0.1%
Anglo American plc, 4.125%, 4-15-21(B)	500	510

Specialty Chemicals – 0.3%
Ecolab, Inc., 3.250%, 12-1-27	1,000	1,067

Total Materials - 0.4%		1,577

Real Estate
Specialized REITs – 0.6%
American Tower Corp., 2.250%, 1-15-22	1,200	1,201
Crown Castle International Corp.:
5.250%, 1-15-23	200	218
3.100%, 11-15-29	600	606

		2,025

Total Real Estate - 0.6%		2,025

Utilities
Electric Utilities – 0.4%
Duke Energy Corp., 3.150%, 8-15-27	500	520
Entergy Texas, Inc., 2.550%, 6-1-21	300	299
Exelon Corp., 2.450%, 4-15-21	400	402

		1,221

Total Utilities - 0.4%		1,221

TOTAL CORPORATE DEBT SECURITIES – 11.2%		$37,490

(Cost: $36,775)

LOANS(C)
Industrials
Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps), 10.604%, 1-30-23(E)	1,100	1,062

Total Industrials - 0.3%		1,062

TOTAL LOANS – 0.3%		$1,062

(Cost: $1,088)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 1.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 3.000%, 6-15-45	756	789
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6-25-29	471	501
3.000%, 10-25-46	784	815

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	58	63
6.500%, 2-1-29	29	32
7.500%, 4-1-31	28	31
7.000%, 7-1-31	35	41
7.000%, 9-1-31	67	77
6.500%, 2-1-32	146	168
7.000%, 2-1-32	101	117
7.000%, 3-1-32	34	41
7.000%, 7-1-32	70	80
5.500%, 5-1-33	32	35
5.500%, 6-1-33	34	38
4.500%, 11-1-43	467	513
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1997-1, Class 3A, 8.293%, 12-15-26	27	31

		3,372

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.0%		$3,372

(Cost: $3,294)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 3.7%
U.S. Treasury Notes:
0.125%, 7-15-26	4,282	4,275
2.125%, 2-15-40	3,799	5,055
1.000%, 2-15-46	2,599	2,898

		12,228

Treasury Obligations - 18.4%
U.S. Treasury Bonds:
2.250%, 11-15-25	3,240	3,360
3.500%, 2-15-39	4,000	5,014
3.875%, 8-15-40	225	297
3.750%, 8-15-41	650	848
3.000%, 2-15-48	250	297
3.000%, 8-15-48	3,060	3,642
3.000%, 2-15-49	1,750	2,088

U.S. Treasury Notes:
2.250%, 2-15-21	3,907	3,932
2.875%, 10-15-21	11,195	11,468
2.875%, 11-15-21	750	769
1.875%, 4-30-22	200	201
2.000%, 7-31-22	1,045	1,057
1.875%, 10-31-22	1,000	1,009
2.000%, 10-31-22	480	486
2.125%, 12-31-22	6,300	6,408
2.875%, 9-30-23	2,000	2,101
2.875%, 10-31-23	600	631
2.750%, 11-15-23	500	523
1.750%, 6-30-24	600	605
2.125%, 9-30-24	1,000	1,027
2.250%, 10-31-24	3,635	3,755
2.500%, 1-31-25	1,250	1,309
2.875%, 4-30-25	1,000	1,068
2.875%, 5-31-25	900	962
3.000%, 9-30-25	900	972
2.625%, 12-31-25	800	848
2.375%, 5-15-27	340	358
2.750%, 2-15-28	250	272
2.875%, 5-15-28	575	631
2.875%, 8-15-28	1,987	2,185
3.125%, 11-15-28	700	786
1.625%, 8-15-29	1,250	1,245

		60,154

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 22.1%		$72,382

(Cost: $67,899)

SHORT-TERM SECURITIES
Master Note - 1.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(F)	4,423	4,423

Money Market Funds - 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.900%, (G)(H)	214	214

TOTAL SHORT-TERM SECURITIES – 1.5%		$4,637

(Cost: $4,637)

TOTAL INVESTMENT SECURITIES – 99.8%		$326,883

(Cost: $299,485)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		600

NET ASSETS – 100.0%		$327,483

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the total value of these securities amounted to $6,382 or 1.9% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	All or a portion of securities with an aggregate value of $208 are on loan.
(E)	Securities whose value was determined using significant unobservable inputs.
(F)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at September 30, 2019.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$207,940	$—	$—
Corporate Debt Securities	—	37,490	—
Loans	—	—	1,062
United States Government Agency Obligations	—	3,372	—
United States Government Obligations	—	72,382	—
Short-Term Securities	214	4,423	—

Total	$208,154	$117,667	$1,062

During the period ended September 30, 2019, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Conduit

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$299,485

Gross unrealized appreciation	33,214
Gross unrealized depreciation	(5,816)

Net unrealized appreciation	$27,398